REGULATION A OFFERINGS	12 Months Ended
Dec. 31, 2022
REGULATION A OFFERINGS
REGULATION A OFFERINGS

18. REGULATION A OFFERINGS

Reg A #1. During the year ended December 31, 2021, the Company sold (a) a total of 4,875,000 shares of its common stock for a total of $195,000, or $0.04 per share, in cash, and (b) a total of 4,687,500 shares of its common stock for a total of $150,000, or $0.032 per share, in cash, under the Reg A #1.

Reg A #2. During the year ended December 31, 2021, the Company sold a total of 93,033,333 shares of its common stock for a total of $1,395,500, or $0.015 per share, in cash under the Reg A #2.